Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments

10            Cash and cash equivalents and financial investments

10.1 Cash and cash equivalents

.	December 31, 2022	December 31, 2021

Cash and cash equivalents	127,263	69,720
Short-term financial investments	58,464	66,007
Total	185,727	135,727

Short-term financial investments are represented by fixed income securities, with interest rate ranging from 101% to 102% on December 31, 2022 (100% to 103% as of December 31, 2021) of the changes of Interbank Deposit Certificate (CDI) variation which (i) Management expects to use for short-term commitments; (ii) present daily liquidity; and (iii) are readily convertible into a known amount of cash, subject to an insignificant risk of change in value.

10.2 Financial investments

.	December 31, 2022	December 31, 2021
Financial investments	96,299	798,786

On December 31, 2022, the balance of R$96,299 (US$18,456) (R$ 798,786 (US$ 143,139) as of December 31, 2021) is allocated between an interest-bearing account and time deposits. Both instruments are in US$, and they bear interest rates ranging from0.57% p.a. to 4.20% p.a.on December 31, 2022 (0.05% p.a. as of December 31, 2021), and such account presents immediate liquidity.The Group holds US$ amount for short-term commitments in the same currency. A foreign currency exposure arises from these financial investments held in US$, since the amount may be subject to a significant exchange rate once translated to R$. Part of the Group’s financial investments was addressed for highly probable future acquisitions, so hedge accounting was applied to hedge exposures to exchange variations. This hedge accounting was discontinued in October 2022 (for further information about cash flow hedge accounting, see note 28).